Earnings (Loss) Per Share - Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	44,750,777	64,846,974	25,170,612	25,064,547
Warrants on Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share		2,030,277
Options and RSU to Acquire Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	20,417,412	13,032,299
Warrants on Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share	24,333,365	1,353,062
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of net loss per share		48,431,336